Offerings	Aug. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2029
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	0.99989
Maximum Aggregate Offering Price	$ 349,961,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,329.69
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price is $949,007,500.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2036
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99841
Maximum Aggregate Offering Price	$ 599,046,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,728.26
Offering Note	See Offering Note 1